Financial and other non-current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2024 and 2023.
Financial assets

($ millions)	2024	2023
Long-term note receivable and other financial assets measured at amortized cost	175	161
Long-term financial investments measured at FVOCI(1)	282	147
Long-term financial investments measured at FVPL	1	1
Long-term receivables from customers	121	126
Non-current minimum lease payments from finance lease agreements	28	38
Long-term loans, advances and security deposits	45	44
Total financial assets	652	517
(1) Includes $11 million of Long-term convertible notes due from associated companies as of December 31, 2024 and 2023. Refer to Note 24 for additional information.
Minimum lease payments from finance lease agreements
The below table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2024					2023
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	25	(2)	23	—	23	30	(3)	27	—	27
Between one and five years	36	(2)	34	(8)	26	51	(2)	49	(12)	37
Later than five years	2	—	2	—	2	1	—	1	—	1
Total	63	(4)	59	(8)	51	82	(5)	77	(12)	65
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	Note	2024	2023
Deferred compensation plans		180	163
Prepaid post-employment benefit plans	22	6	6
Investments in associated companies	24	293	10
Other non-current assets		115	119
Total other non-current assets		594	298